Costs of services and general and administrative costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Operating Cost [line items]
Adjustments for amortisation and impairment of acquired intangible assets continue operation	£ 93.0	£ 728.0	£ 62.0
Other impairment charges	26.0	18.0	77.0
Impairments related to capitalized configuration and customization costs			29.0
Restructuring and transformation costs	251.0	196.0	219.0
Restructuring and transformation costs, IT Transformation Program	90.0	113.0	134.0
Restructuring and transformation costs in relation to the continuing restructuring plan	144.0	73.0	70.0
Property-related restructuring costs	26.0	232.0	18.0
Impairments loss recognized in property related costs	23.0	0.0	0.0
Impairment loss, right of use assets	1.0	129.0	18.0
Impairment charges included within restructuring costs	2.0	56.0	0.0
Gains (losses) on disposals of investments	322.0	7.0	(36.0)
Legal provision charges/(gains)	68.0	(11.0)	0.0
Amortisation and impairment
Disclosure Of Information About Operating Cost [line items]
Charge for the year	125.0	753.0
FGS Global
Disclosure Of Information About Operating Cost [line items]
Gains (losses) on disposals of investments	275.0
ERP System
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	56.0	52.0	97.0
Transformation Costs
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	29.0	38.0	0.0
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs due to covid nineteen pandemic	17.0	10.0	15.0
Brand names
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	21.0	650.0	1.0
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		650.0	£ 1.0
Brand Names No Longer In Use | Burson
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	20.0
Acquired intangibles | Amortisation and impairment
Disclosure Of Information About Operating Cost [line items]
Charge for the year	£ 93.0	£ 728.0